Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2020	9,914,104	-	-	-	9,914,104
Foreign currency adjustment	(47,444)				(47,444)
Additions	2,352,248	4,840,000	750,000	1,550,000	9,492,248
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908
Additions	2,096,982	-	-	-	2,096,982
At September 30, 2022	14,315,890	4,840,000	750,000	1,550,000	21,455,890
Accumulated amortization
At December 31, 2020	8,176,688	-	-	-	8,176,688
Amortization	1,304,991	403,333	-	301,389	2,009,713
At December 31, 2021	9,481,679	403,333	-	301,389	10,186,401
Amortization	1,091,554	460,952	-	344,444	1,896,951
At September 30, 2022	10,573,233	864,286	-	645,834	12,083,353
Carrying amounts
At December 31, 2020	1,737,416	-	-	-	1,737,416
At December 31, 2021	2,737,229	4,436,667	750,000	1,248,611	9,172,507
At September 30, 2022	3,742,657	3,975,714	750,000	904,166	9,372,537